Capital and funding - Summary of Analysis of Bonds and Other Loans (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 26,038	€ 28,648
Borrowings, fair value adjustment	(281)	(373)
Unilever PLC
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 1,836	1,883
Unilever PLC | GBP | 1.875% Notes 2029 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.875%
Borrowings	€ 285	300
Unilever PLC | GBP | 1.500% Notes 2026 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%
Borrowings	€ 573	602
Unilever PLC | GBP | 2.125% Notes 2028 (£)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%
Borrowings	€ 331	334
Unilever PLC | EUR | 1.500% Notes 2039 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.50%
Borrowings	€ 647	647
Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 24,202	26,765
Netherlands | Other group companies | EUR | 1.625% Notes 2033 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.625%
Borrowings	€ 795	795
Netherlands | Other group companies | EUR | 1.375% Notes 2029 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 747	747
Netherlands | Other group companies | EUR | 1.125% Bonds 2027 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%
Borrowings	€ 699	699
Netherlands | Other group companies | EUR | 1.125% Bonds 2028 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.125%
Borrowings	€ 698	698
Netherlands | Other group companies | EUR | 0.875% Notes 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.875%
Borrowings	€ 0	650
Netherlands | Other group companies | EUR | 0.500% Bonds 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.50%
Borrowings	€ 0	650
Netherlands | Other group companies | EUR | 1.375% Notes 2030 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 647	646
Netherlands | Other group companies | EUR | 1.000% Notes 2027 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%
Borrowings	€ 600	599
Netherlands | Other group companies | EUR | 1.250% Notes 2025 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.25%
Borrowings	€ 0	1,000
Netherlands | Other group companies | EUR | 1.750% Notes 2030 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 997	997
Netherlands | Other group companies | EUR | 1.250% Notes 2031 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.25%
Borrowings	€ 590	588
Netherlands | Other group companies | EUR | 2.250% Notes 2034 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.25%
Borrowings	€ 776	793
Netherlands | Other group companies | EUR | 0.750% Notes 2026 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.75%
Borrowings	€ 499	489
Netherlands | Other group companies | EUR | 1.750% Notes 2028 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 647	646
Netherlands | Other group companies | EUR | 3.250% Notes 2031 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 496	495
Netherlands | Other group companies | EUR | 3.500% Notes 2035 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 496	496
Netherlands | Other group companies | EUR | 3.250% Notes 2032 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 599	598
Netherlands | Other group companies | EUR | 3.500% Notes 2037 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 597	597
Netherlands | Other group companies | EUR | 3.250% Notes 2032 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.25%
Borrowings	€ 100	100
United States of America | Other group companies | 3.500% Notes 2037 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 798	0
United States of America | Other group companies | 2.750% Notes 2030 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.75%
Borrowings	€ 696	0
United States of America | Other group companies | 3.375% Notes 2035 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.375%
Borrowings	€ 791	0
United States of America | Other group companies | Floating Rate Notes 2027 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 596	0
United States of America | Other group companies | 4.824% Bonds 2035 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.824%
Borrowings	€ 128	0
United States of America | Other group companies | 2.875% Notes 2032 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.875%
Borrowings	€ 842	0
United States of America | Other group companies | EUR | 3.300% Notes 2029 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.30%
Borrowings	€ 549	549
United States of America | Other group companies | EUR | 3.400% Notes 2033 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.40%
Borrowings	€ 695	694
United States of America | Other group companies | USD | 1.375% Notes 2030 (€)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.375%
Borrowings	€ 371	391
United States of America | Other group companies | USD | 5.900% Bonds 2032 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.90%
Borrowings	€ 847	955
United States of America | Other group companies | USD | 2.900% Notes 2027 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.90%
Borrowings	€ 850	956
United States of America | Other group companies | USD | 3.500% Notes 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 678	764
United States of America | Other group companies | USD | 2.000% Notes 2026 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.00%
Borrowings	€ 596	671
United States of America | Other group companies | USD | 3.100% Notes 2025 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.10%
Borrowings	€ 0	480
United States of America | Other group companies | USD | 3.500% Bonds 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.50%
Borrowings	€ 425	478
United States of America | Other group companies | USD | 3.375% Notes 2025 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.375%
Borrowings	€ 0	336
United States of America | Other group companies | USD | 7.250% Bonds 2026 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	7.25%
Borrowings	€ 254	285
United States of America | Other group companies | USD | 6.625% Bonds 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.625%
Borrowings	€ 206	231
United States of America | Other group companies | USD | 5.600% Bonds 2097 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.60%
Borrowings	€ 78	88
United States of America | Other group companies | USD | 2.125% Notes 2029 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.125%
Borrowings	€ 720	812
United States of America | Other group companies | USD | 2.625% Notes 2051 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.625%
Borrowings	€ 544	613
United States of America | Other group companies | USD | 1.750% Notes 2031 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.75%
Borrowings	€ 632	670
United States of America | Other group companies | USD | 4.875% Notes 2028 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.875%
Borrowings	€ 595	670
United States of America | Other group companies | USD | 5.000% Notes 2033 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.00%
Borrowings	€ 675	760
United States of America | Other group companies | USD | 4.750% Notes 2031 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.75%
Borrowings	€ 144	163
United States of America | Other group companies | USD | 4.625% Bonds 2034 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.625%
Borrowings	€ 842	949
United States of America | Other group companies | USD | 4.250% Bonds 2027 (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	4.25%
Borrowings	€ 637	718
United States of America | Other group companies | USD | Commercial Paper (US $)
Disclosure of detailed information about borrowings [line items]
Borrowings	0	2,158
Switzerland | Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	28	89
Others | Other group companies
Disclosure of detailed information about borrowings [line items]
Borrowings	€ 2	€ 2